Supplemental disclosure on the consolidated statments of cash flows - Cash and due from banks, and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Cash and due from banks	$ 361,705	$ 353,936	$ 381,289
Restricted cash and due from banks	26,606	40,099	21,568
Restricted cash in money market investments	6,012	9,216	9,772
Total cash and due from banks, and restricted cash shown in the statement of cash flow	$ 394,323	$ 403,251	$ 412,629	$ 374,196